CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)	$ 216	$ 2,826	$ 2,459
Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassifications	580	366	459
Defined benefit plans:
Net gain (loss) arising during year	82	169	121
Prior service cost arising during year	(1)	0	0
Less: Reclassification Adjustments for:
Amortization of net (gains) losses included in net periodic cost	(106)	(94)	(82)
Amortization of net prior service credit included in net periodic cost	(1)	(1)	1
Other comprehensive income (loss) defined benefit plans	26	(74)	(40)
Total other comprehensive income (loss), net of income taxes	606	292	419
Total other comprehensive income (loss), net of income taxes	822	3,118	2,878
Comprehensive income attributable to noncontrolling interest	(113)	122	(228)
Comprehensive Income (Loss) Attributable to Equitable	$ 709	$ 3,240	$ 2,650